Common Shares - Narrative (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jan. 31, 2023
Class of Stock [Line Items]
Share lending arrangement, shares outstanding (in shares)	2,208,734		12,081,900		2,208,734	12,081,900	10,860,689
Share options exercised in period (in shares)					0	411,336
Common shares
Class of Stock [Line Items]
Shares cancelled (in shares)					19,680,391
Movement in treasury shares (in shares)	(3,083,690)	(5,568,265)	(2,364,437)	3,067	8,651,955
Share based compensation (in shares)				411,336		411,336
Convertible Bonds
Class of Stock [Line Items]
Share lending arrangement, shares authorized (in shares)	25,000,000				25,000,000
Share lending arrangement, shares issued (in shares)	0				0
Gross deferred finance charge, share lending arrangement	$ 6.5				$ 6.5			$ 12.4
Deferred finance charge, share lending arrangement, amortization	0.6		$ 0.6		1.2	$ 1.2
Convertible Bonds | Short-term debt
Class of Stock [Line Items]
Gross deferred finance charge, share lending arrangement	2.5				2.5		$ 2.5
Convertible Bonds | Long-term debt
Class of Stock [Line Items]
Gross deferred finance charge, share lending arrangement	$ 4.0				$ 4.0		$ 5.2